Employee Benefit Plan, Schedule, Reportable Transaction	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Schedule of Delinquent Participant Contribution [Line Items]
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
AECOM RETIREMENT & SAVINGS PLAN
EIN#: 61-1088522 PLAN#: 055
FORM 5500, SCHEDULE H, LINE 4a
SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
DECEMBER 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
Late Participant Loan Repayments are Included:	Contributions Not corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
Yes	$—	$—	$—	$24,930,070